Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Issued common shares at beginning of period	77,961,151	71,218,706
Effect of shares issued	8,333	379,121
Weighted average number of shares outstanding - diluted	77,969,484	71,597,827
Weighted average number of common shares outstanding - basic	77,969,484,000	71,597,827,000